Fair Values of Assets and Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Mortgage loans held for sale measured at fair value gain (loss)	185,000,000	(335,000,000)	287,000,000
Standby Letters Of Credit, Unfunded Commitments and Deferred Non-Yield Loan Fees [Member]
Fair Value Disclosures [Abstract]
Carrying value of guarantee obligations	413,000,000	382,000,000
Other Guarantees [Member]
Fair Value Disclosures [Abstract]
Carrying value of guarantee obligations	$ 211,000,000	$ 278,000,000
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	97.00%
Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	6.00%